STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ];     Amendment Number:  _________
         This Amendment     [  ]  is a restatement.
                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Exis Capital Management, Inc.
Address:      875 Third Avenue, 29th Floor
              New York, New York  10022


Form 13F File Number:     028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam D. Sender
Title:       Chief Executive Officer
Phone:       212-893-7900

Signature, Place, and Date of Signing:

/s/ Adam D. Sender              New York, New York              November 9, 2004
---------------------------
        [Signature]                [City, State]                      [Date]

Report Type:

         [X]      13F HOLDINGS REPORT

         [ ]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     97

Form 13F Information Table Value Total:     $72,173 (in thousands)

List of Other Included Managers:
No.      Form 13F File Number       Name

(1)      028-10929                  Adam D. Sender

* Mr. Sender is the investment manager of Exis Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                                                   Voting Authority
                                                                    Value   SH/Prn  SH/ PUT/ Investment  Other
Name Of Issuer                     Title Of Class          CUSIP   x$1,000    Amt   Prn CALL Discretion Managers  Sole  Shared  None
Abgenix Inc                         Common Stock         00339B107    98    10,000   SH         Sole             10,000
Accredo Health Inc                  Common Stock         00437V104   235    10,000   SH         Sole             10,000
Adolor Corporation                  Common Stock         00724X102   281    25,000   SH         Sole             25,000
Alliance Gaming Corp                Common Stock         01859P609   828    55,000   SH         Sole             55,000
Allos Therapeutics Inc              Common Stock         019777101    75    35,000   SH         Sole             35,000
American Capital Strategies Ltd     Common Stock         024937104 1,567    50,000   SH         Sole             50,000
American Eagle Outfitters Inc.      Common Stock         02553E106   737    20,000   SH         Sole             20,000
American International Group Inc    Common Stock         026874107   679    10,000   SH         Sole             10,000
Amgen Inc                           Common Stock         031162100   426     7,500   SH         Sole              7,500
Anthem Inc                          Common Stock         03674B104 1,745    20,000   SH         Sole             20,000
ARIAD Pharmaceuticals Inc           Common Stock         04033A100   150    22,500   SH         Sole             22,500
AT & T Corp                         Common Stock         001957505   257    18,000   SH CALL    Sole             18,000
Atherogenics Inc                    Common Stock         047439104   164     5,000   SH         Sole              5,000
AVANIR Pharmaceuticals              Common Stock         05348P104   213    75,000   SH         Sole             75,000
Beacon Roofing Supply Inc           Common Stock         073685109   828    50,500   SH         Sole             50,500
Berkshire Hathaway Inc              Class A Stock        084670108   866        10   SH         Sole                 10
BioCryst Pharmaceuticals INC        Common Stock         09058V103 2,442   478,900   SH         Sole            478,900
Blackboard Inc                      Common Stock         091935502   240    13,990   SH         Sole             13,990
Boston Scientific Corp              Common Stock         101137107   496    12,500   SH         Sole             12,500
Boyd Gaming Corp                    Common Stock         103304101   672    23,900   SH         Sole             23,900
CapitalSource Inc                   Common Stock         14055X102   223    10,000   SH         Sole             10,000
Cardinal Health Inc                 Common Stock         14149Y108   210     4,800   SH         Sole              4,800
Caremark Rx Inc                     Common Stock         141705103   320    10,000   SH         Sole             10,000
Catapult Communications Corp        Common Stock         149016107   431    22,900   SH         Sole             22,900
Charles Schwab Corp                 Common Stock         808513105    91    10,000   SH         Sole             10,000
Chiron Corp                         Common Stock         170040109 1,105    25,000   SH PUT     Sole             25,000
CIT Group Inc                       Common Stock         125581108   747    20,000   SH         Sole             20,000
Citigroup Inc                       Common Stock         172967101 4,412   100,000   SH         Sole            100,000
Clear Channel Communications Inc    Common Stock         184502102   280     9,000   SH         Sole              9,000
CNF Inc                             Common Stock         12612W104   614    15,000   SH         Sole             15,000
Cogent Inc                          Common Stock         19239Y108   273    15,000   SH         Sole             15,000
Cognos Inc                          Common Stock         19244C109   710    20,000   SH         Sole             20,000
Commerce Bancorp Inc NJ             Common Stock         200519106   552    10,000   SH         Sole             10,000
DIRECTV Group Inc                   Common Stock         25459L106   351    20,000   SH         Sole             20,000
EchoStar Communications Corp        Common Stock         278762109 1,244    40,000   SH         Sole             40,000
Encysive Pharmaceuticals Inc        Common Stock         29256X107 2,573   285,000   SH         Sole            285,000
EPIX Pharmaceuticals, Inc.          Common Stock         26881Q101   386    20,000   SH         Sole             20,000
Gaylord Entertainment Co            Common Stock         367905106   775    25,000   SH         Sole             25,000
Healthsouth Corp                    Common Stock         421924101 3,060   600,000   SH         Sole            600,000
Honeywell International Inc         Common Stock         438516106 1,075    30,000   SH         Sole             30,000
IAC/InterActiveCorp                 Common Stock         44919P102   330    15,000   SH         Sole             15,000
ICOS Corp                           Common Stock         449295104   663    27,500   SH         Sole             27,500
Imclone Systems Inc                 Common Stock         45245W109   256     5,000   SH         Sole              5,000
InfoSpace Inc                       Common Stock         45678T201   236     5,000   SH         Sole              5,000
Inkine Pharmaceutical Co Inc        Common Stock         457214104   259    51,000   SH         Sole             51,000
International Game Technology       Common Stock         459902102   359    10,000   SH         Sole             10,000
iShares GS Semiconductor Index Fund Exchange Traded Fund 464287523   504    10,500   SH         Sole             10,500
j2 Global Communications Inc        Common Stock         46626E205   473    15,000   SH         Sole             15,000
JC Penney Company Inc               Common Stock         708160106 1,411    40,000   SH CALL    Sole             40,000
Kerzner International Ltd           Common Stock         P6065Y107 2,418    55,000   SH         Sole             55,000
La Quinta Corp                      Paired Certificate   50419U202   234    30,000   SH         Sole             30,000
Lions Gate Entertainment Corp       Common Stock         535919203   522    60,000   SH         Sole             60,000
Lowrance Electronics Inc            Common Stock         548900109   122     5,000   SH         Sole              5,000
Marvel Enterprises Inc              Common Stock         57383M108   655    45,000   SH         Sole             45,000
Maxtor Corporation                  Common Stock         577729205   156    30,000   SH         Sole             30,000
Metris Companies Inc                Common Stock         591598107    97    10,000   SH         Sole             10,000
MGIC Investment Corp                Common Stock         552848103 3,660    55,000   SH         Sole             55,000
MGM Mirage                          Common Stock         552953101   496    10,000   SH         Sole             10,000
Millennium Pharmaceuticals Inc      Common Stock         599902103   239    17,500   SH PUT     Sole             17,500
Ness Technologies Inc               Common Stock         64104X108   801    63,000   SH         Sole             63,000
Netease.com Inc                     ADR                  64110W102   128     3,400   SH         Sole              3,400
NitroMed Inc                        Common Stock         654798503   667    28,000   SH         Sole             28,000
North Fork Bancorporation Inc       Common Stock         659424105   934    21,028   SH         Sole             21,028
Northwest Airlines Corp             Common Stock         667280101   821   100,000   SH CALL    Sole            100,000
NVIDIA Corporation                  Common Stock         67066G104   145    10,000   SH         Sole             10,000
Oregon Steel Mills Inc              Common Stock         686079104   332    20,000   SH         Sole             20,000
Penn National Gaming Inc            Common Stock         707569109   646    16,002   SH         Sole             16,002
Primus Guaranty Ltd                 Common Stock         G72457107 1,012    75,000   SH         Sole             75,000
Prudential Financial Inc            Common Stock         744320102 1,411    30,000   SH         Sole             30,000
PSS World Medical Inc               Common Stock         69366A100   100    10,000   SH         Sole             10,000
Radian Group Inc                    Common Stock         750236101 1,410    30,500   SH         Sole             30,500
Rambus Inc                          Common Stock         750917106    78     5,000   SH         Sole              5,000
Regal Entertainment Group           Class A Stock        758766109   668    35,000   SH         Sole             35,000
Rhodia                              ADR                  762397107     7     5,000   SH         Sole              5,000
SAFECO Corp                         Common Stock         786429100 1,369    30,000   SH         Sole             30,000
SanDisk Corp                        Common Stock         80004C101   145     5,000   SH         Sole              5,000
Scientific Games Corp               Common Stock         80874P109   764    40,000   SH         Sole             40,000
Seagate Technology Holdings         Common Stock         G7945J104   202    15,000   SH         Sole             15,000
Sealed Air Corp                     Common Stock         81211K100   139     3,000   SH         Sole              3,000
Shuffle Master Inc                  Common Stock         825549108   374    10,000   SH         Sole             10,000
SimpleTech Inc                      Common Stock         828823104    91    25,000   SH         Sole             25,000
Sunterra Corp                       Common Stock         86787D208   285    30,000   SH         Sole             30,000
SuperGen Inc                        Common Stock         868059106   618   100,000   SH CALL    Sole            100,000
Take Two Interactive Software Inc   Common Stock         874054109 1,314    40,000   SH         Sole             40,000
Teva Pharmaceutical Ind             ADR                  881624209   324    12,500   SH         Sole             12,500
The News Corporation Ltd            ADR                  652487703   313    10,000   SH         Sole             10,000
The PMI Group Inc                   Common Stock         69344M101 1,623    40,000   SH         Sole             40,000
Time Warner Inc                     Common Stock         887317105   403    25,000   SH         Sole             25,000
Titan Pharmaceuticals Inc           Common Stock         888314101   214    90,000   SH         Sole             90,000
TiVo Inc                            Common Stock         888706108    33     5,000   SH         Sole              5,000
Triad Hospitals Inc                 Common Stock         89579K109   516    15,000   SH         Sole             15,000
Verizon Communications              Common Stock         92343V104   393    10,000   SH         Sole             10,000
Vion Pharmaceuticals Inc            Common Stock         927624106 5,630 1,337,500   SH         Sole          1,337,500
Wachovia Corp                       Common Stock         929903102 1,173    25,000   SH         Sole             25,000
Wyeth                               Common Stock         983024100   935    25,000   SH CALL    Sole             25,000
XM Satellite Radio Holdings Inc     Common Stock         983759101   465    15,000   SH         Sole             15,000
Yahoo! Inc                          Common Stock         984332106   169     5,000   SH CALL    Sole              5,000
                                                                  72,173